Cover	Nov. 14, 2022
Cover [Abstract]
Entity Registrant Name	TPCO Holding Corp.
Entity Central Index Key	0001876945
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	true
Document Period End Date	Nov. 14, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	Z4
Entity Tax Identification Number	98-1566338
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	0-56348
Entity Address Address Line 1	1550 Leigh Avenue
Entity Address City Or Town	San Jose
Entity Address State Or Province	CA
Entity Address Postal Zip Code	95125
City Area Code	669
Local Phone Number	279-5390
Amendment Description	On November 18, 2022, TPCO Holding Corp., a British Columbia corporation (the “Company”), filed a Current Report on Form 8-K (the “Original Form 8-K”) with the Securities and Exchange Commission (“SEC”) announcing the Company’s entry into an Agreement and Plan of Merger relating to the Company’s acquisition of Coastal Holding, LLC (“Coastal”) and certain of Coastal’s subsidiaries (the “Coastal Acquisition”). Item 9.01 of the Original Form 8-K stated that (i) financial statements required by Item 9.01(a), and (ii) pro forma financial information required by Item 9.01(b) ( (i) and (ii) collectively, the “Financial Information”), would be filed with the SEC by amendment to the Original Form 8-K by amendment no later than 71 days after the date of which the Original Form 8-K is required to be filed. The Company subsequently determined that the Financial Information is not required to be filed under Items 9.01(a) and 9.01(b). Accordingly, this Amendment No. 1 to the Original Form 8-K amends and restates Item 9.01 of the Original Form 8-K in its entirety: